Offsetting financial assets and financial liabilities (Narrative) (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial assets [line items]
Financial collateral	[1]	£ 155,099	£ 141,642
Amounts offset	[2]	254,459	245,133
Maximum Exposure		343,887	350,255
Disclosure of offsetting of financial liabilities [line items]
Financial collateral	[1]	173,124	187,517
Amounts offset	[2]	254,001	244,560
Settlements assets liabilities offset amounts		23,095	13,241
Derivative liability expsoure	[3]	376,705	405,374
Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Financial collateral	[1]	32,959	36,444
Cash collateral pledged		29,842	32,575
Non-cash assets pledged as collateral		3,117	3,869
Amounts offset	[2]	18,229	21,065
Derivative liability expsoure	[3]	219,643	238,345
Derivatives [member] | Cash collateral netted [Member]
Disclosure of offsetting of financial liabilities [line items]
Cash collateral pledged		2,645	1,820
Repurchase agreements and other similar secured borrowing [member]
Disclosure of offsetting of financial liabilities [line items]
Financial collateral	[1],[4]	140,165	151,073
Amounts offset	[2],[4]	235,772	223,495
Derivative liability expsoure	[3],[4]	157,062	167,029
Repurchase agreements and other similar secured borrowing [member] | Financial liabilities at fair value, class [member]
Disclosure of offsetting of financial liabilities [line items]
Derivative liability expsoure		138,484	126,691
Repurchase agreements and other similar secured borrowing [member] | Financial liabilities at amortised cost [member]
Disclosure of offsetting of financial liabilities [line items]
Derivative liability expsoure		18,578	40,338
Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Financial collateral	[1]	36,904	39,262
Cash collateral		31,402	33,092
Non-cash collateral		5,502	6,170
Amounts offset	[2]	18,687	21,638
Maximum Exposure	[3]	222,538	237,669
Derivatives [member] | Cash collateral netted [Member]
Disclosure of offsetting of financial assets [line items]
Amounts offset		2,187	2,393
Reverse repurchase agreements and other similar secured lending [Member]
Disclosure of offsetting of financial assets [line items]
Financial collateral	[1],[4]	118,195	102,380
Amounts offset	[2],[4]	235,772	223,495
Maximum Exposure	[3],[4]	121,349	112,586
Reverse repurchase agreements and other similar secured lending [Member] | Financial assets designated at fair value [member] | Cash collateral netted [Member]
Disclosure of offsetting of financial assets [line items]
Maximum Exposure		119,041	100,040
Reverse repurchase agreements and other similar secured lending [Member] | Financial assets at amortised cost [member]
Disclosure of offsetting of financial assets [line items]
Maximum Exposure		£ 2,308	£ 12,546

[1]

Financial collateral of £ 36,904 m ( 2017 : £ 39,262 m) was received in respect of derivative assets, including £31,402m ( 2017 : £33,092m) of cash collateral and £5,502m ( 2017 : £6,170m) of non-cas h collateral . Financial collateral of £ 32,959 m ( 2017 : £ 36,444 m) was placed in respect of derivative liabilities, including £29,8 42m ( 2017 : £32,575m) of cash collateral and £3, 117 m ( 2017 : £3,869m) of non-cas h collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation

[2]

Amounts offset for Derivative financial assets include cash collateral netted of £2,187m ( 2017 : £2,393m). Amounts offset for Derivative financial liabilities include cash collateral netted of £2,645 m ( 2017 : £1,820m). Settlements assets and liabilities have been offset amounting to £23,095m ( 2017 : £13,241m). No other significant recognised financial assets and liabilities were offset in the balance sheet. Therefore, the only balance sheet categories necessary for inclusion in the table are those shown above

[3]	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’
[4]

Repurchase and Reverse Repurchase agreements include instrumen ts at amortised cost and instruments designated at fair value through profit and loss. Reverse repurchase agreements and other similar secured lending of £121,349m ( 2017 : £112,586m) is split by fair value £119,041m ( 2017 : £100,040m) and amortised cos t £2,308m ( 2017 : £12,546m). Repurchase agreements and other similar secured borrowing of £157,062m ( 2017 : £167,029m) is split by fair value £138,484m ( 2017 : £126,691m) and amortised cost £18,578m ( 2017 : £40,338m).